Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2012	2013
Lubricants	1,433,129	1,293,780
Victualling	173,883	180,334
Bunkers	205,624	-
Total	1,812,636	1,474,114